Variable Interest Entities -- Carrying Amount of Consolidated VIE assets and liabilities (Details) - USD ($) $ in Millions	Mar. 31, 2016	Dec. 31, 2015	Mar. 31, 2015	Dec. 31, 2014
Assets
Cash and cash equivalents	$ 716	$ 939	$ 2,421	$ 879
Net finance receivables	13,836	15,559
Allowance for finance receivable losses	636	592	183	182
Finance receivables held for sale	776	793
Restricted cash and cash equivalents	588	676
Other assets	664	611
Liabilities
Long-term debt	14,870	17,300
Other liabilities	456	384
Personal loans
Assets
Net finance receivables	13,300	13,295
Allowance for finance receivable losses	587	541	134	132
Finance receivables held for sale	606	617
SpringCastle Portfolio
Assets
Net finance receivables	0	1,703
Allowance for finance receivable losses	0	4	$ 3	$ 3
Variable Interest Entity, Primary Beneficiary
Assets
Cash and cash equivalents	9	11
Allowance for finance receivable losses	434	431
Finance receivables held for sale	0	435
Restricted cash and cash equivalents	576	663
Other assets	86	48
Liabilities
Long-term debt	9,211	11,654
Other liabilities	14	17
Variable Interest Entity, Primary Beneficiary | Consumer Loan Securitizations | Personal loans
Assets
Net finance receivables	11,668	11,448
Variable Interest Entity, Primary Beneficiary | Consumer Loan Securitizations | SpringCastle Portfolio
Assets
Net finance receivables		1,700
Variable Interest Entity, Primary Beneficiary | Mortgage Loan Securitizations | SpringCastle Portfolio
Assets
Net finance receivables	$ 0	$ 1,703